Exceptional items	12 Months Ended
Dec. 31, 2020
Exceptional items
Exceptional items

4. Exceptional items

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Start-up related costs	7	13	48
Impairment - property, plant and equipment	6	5	5
Past service charge/(credit)	5	(37)	5
Restructuring and other costs	1	6	50
Legal matter	—	15	—
Exceptional items - cost of sales	19	2	108
Transaction-related and other costs	25	51	17
Restructuring and other costs	6	—	—
Exceptional items - SGA expenses	31	51	17
Impairment - other intangible assets	8	—	—
Impairment - goodwill	—	—	186
Exceptional items - impairment of intangible assets	8	—	186
Debt refinancing and settlement costs	74	200	16
Loss on derivative financial instruments	—	3	6
Exceptional items - finance expense	74	203	22
Share of exceptional items in material joint venture	15	39	—
Exceptional items from continuing operations	147	295	333
Exceptional income tax (credit)/charge	(53)	3	(49)
Exceptional items from continuing operations, net of tax	94	298	284
Exceptional items from discontinued operation, net of tax	(22)	(1,527)	13
Total exceptional charge/(credit), net of tax	72	(1,229)	297

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2020

Exceptional items of $72 million have been recognized for the year ending December 31, 2020, primarily comprising:

•

$13 million related to the Group’s capacity realignment and investment programs, including start-up related costs in Metal Beverage Packaging North America  ($7 million) and property, plant and equipment impairment charges in Glass Packaging North America  ($6 million).

•	$5 million pension costs recognized in Glass Packaging North America following the finalization of amendments to the pension scheme initiated in 2019.
•

$25 million transaction-related and other costs primarily comprised of costs relating to acquisition and other transactions, including professional advisory fees, and other costs related to transformation initiatives.

•	$7 million restructuring and other costs.
•	$8 million impairment of other intangible assets, following a review of the Group’s digital infrastructure and future investment plans.
•

$74 million debt refinancing and settlement costs related to the redemption of notes in May and June 2020 as described in Note 20, including premium payable on the early redemption of the notes of $61 million, accelerated amortization of deferred finance costs, and interest charges from the call date to date of redemption.

•	$15 million charge from the share of exceptional items in the Trivium joint venture.
•	$53 million from tax credits including $15 million relating to U.S. tax reform and $13 million from debt refinancing and settlement costs incurred in the period as described in Note 6.
•	$22 million credit in relation to the disposal of Food & Specialty Metal Packaging business including the finalization of the completion accounts process.

2019

Exceptional items of $1,229 million have been recognized for the year ending December 31, 2019, primarily comprising:

•	$15 million related to a provision for a court award and related interest, net of the tax adjusted indemnity receivable in respect of a U.S. glass business legal matter.
•

$24 million related to the Group’s capacity realignment programs, including start-up related costs ($13 million), restructuring costs ($6 million), property, plant and equipment impairment charges ($5 million). These costs were incurred in Glass Packaging North America ($15 million), Glass Packaging Europe ($5 million), Metal Beverage Packaging America ($2 million) and Metal Beverage Packaging Europe ($2 million).

•	$37 million pension service credit recognized in Glass Packaging North America following amendments to a pension scheme.
•	$51 million transaction-related costs, primarily comprising costs relating to the combination of the Food & Specialty Metal Packaging business with the business of Exal Corporation to form Trivium.
•

$200 million debt refinancing and settlement costs related to the redemption of notes in August and November 2019 as described in Note 20, and includes, premium payable on the early redemption of the notes of $165 million, accelerated amortization of deferred finance costs, interest charges from the call date to date of redemption and $3 million exceptional loss on the termination of derivative financial instruments.

•	$39 million charge from the share of exceptional items in the Trivium joint venture.
•	$3 million from tax charge, as described in Note 6.
•	$1,527 million from discontinued operation, net of tax, primarily related to the gain, net of directly attributable disposal costs, on the disposal of Food & Specialty Metal Packaging business.

2018

Exceptional items of $297 million have been recognized for the year ending December 31, 2018, primarily comprising:

•

$103 million related to the Group’s capacity realignment programs, including start-up related costs ($48 million) restructuring costs ($50 million), property, plant and equipment impairment charges ($5 million). These costs were incurred in Glass Packaging North America ($78 million), Metal Beverage Packaging Europe ($24 million), Glass Packaging Europe ($5 million) and a cost reduction in Metal Beverage Packaging Americas ($4 million).

•	$5 million pension service cost recognized in Metal Beverage Packaging Europe and Glass Packaging Europe following a High Court ruling in the U.K. in October 2018 in respect of GMP equalization.
•	$17 million transaction-related costs, primarily comprised of costs relating to acquisition, integration and other transactions.
•	$186 million impairment of goodwill in Glass Packaging North America.
•

$16 million debt refinancing and settlement costs primarily relating to the redemption of the Group’s $440 million 6.000% Senior Notes due 2021 in July 2018, principally comprising an early redemption premium and accelerated amortization of deferred finance costs.

•	$6 million exceptional loss on the termination of the Group’s $440 million U.S. dollar to euro CCIRS in July 2018.
•	$49 million from tax credits, as described in Note 6.
•	$13 million related to exceptional items from discontinued operation, net of tax.